Note 16 - Shareholders' Equity, Basic and diluted earnings per share (Table)	12 Months Ended
Dec. 31, 2010
Stockholders Equity Note [Abstract]
Basic and diluted earnings per share [Table Text Block]
	Year ended December 31,
	2010	2009	2008

Net income for the year attributable to Petrobras	19,184	15,504	18,879

Less priority preferred share dividends	(2,370)	(1,159)	(749)
Less common shares dividends, up to the priority preferred shares dividends on a per-share basis	(3,148)	(1,589)	(1,027)

Remaining net income to be equally allocated to common and preferred shares	13,666	12,756	17,103

Weighted average number of shares outstanding
Common/ADS	5,683,061,430	5,073,347,344	5,073,347,344
Preferred/ADS	4,189,764,635	3,700,729,396	3,700,729,396

Basic and diluted earnings per share
Common and preferred	1.94	1.77	2.15

Basic and diluted earnings per ADS	3.88	3.54	4.30

Dividends and interest on shareholders' equity - fiscal year 2010 [Table Text Block]

Portion	Date of board of directors approval	Shareholders' positions	Date payment	Value of the portion - US$ million
1st Portion Interest on shareholders' equity	05.14.2010	05.21.2010	05.31.2010	982
2nd Portion Interest on shareholders' equity	07.16.2010	07.30.2010	08.31.2010	966
3rd Portion Interest on shareholders' equity	10.22.2010	11.01.2010	11.30.2010	1,062
4th Portion Interest on shareholders' equity	12.10.2010	12.21.2010	12.30.2010	1,539
5th Portion Interest on shareholders' equity	02.25.2011	03.21.2010		1,308
Dividends	02.25.2011			923

				6,780